Summary of significant accounting policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of significant accounting policies	Summary of significant accounting policies
(a)     Basis of presentation
These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
These consolidated financial statements have been prepared assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. However, substantial doubt about the Company’s ability to continue as a going concern exists.
The Company has incurred losses since its inception. As of December 31, 2025, the Company had an accumulated deficit of US$1,190,495 and its consolidated current liabilities exceeded current assets in the amount of US$339,829. In addition, the Company recorded net cash used in operating activities in the amount of US$94,391 for the year ended December 31, 2025. The Company will require additional liquidity to continue its operations over the next 12 months.

Historically, the Company had relied principally on proceeds from the issuance of redeemable convertible preferred shares, convertible notes, and bank and related party borrowings to finance its operations and business expansion. The Company has evaluated plans to continue as a going concern which include, but are not limited to, (i) reducing discretionary capital and operating expenses; (ii) obtaining additional facilities from banks and renewal of existing bank borrowings; (iii) issuance of new equity and convertible debt securities; (iv) obtaining extended financial support from controlling shareholder and related parties; and (v) accelerating pace of collections of amounts due from related and third parties to optimize operational efficiency. Subsequent to December 31, 2025, the Company has secured a new equity issuance of Class A ordinary shares totaling US$45.6 million from Geely Investment Holding Ltd. and issued US$40 million of convertible notes pursuant to the 2025 Convertible Note Purchase Agreement. Notwithstanding this, feasibility of some of these plans is contingent upon factors outside of the control of the Company and, as such, the Company concluded that substantial doubt about its ability to continue as a going concern has not been alleviated as of the reporting date.
These consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if the Company were unable to continue as a going concern.
(b)    Principles of consolidation
The consolidated financial statements include the financial statements of the Company and its consolidated subsidiaries. All intercompany transactions and balances among the Company and its consolidated subsidiaries have been eliminated upon consolidation. Noncontrolling interests are separately presented as a component of shareholders’ deficit in the consolidated financial statements.
(c)    Change in reporting currency
With effect from January 1, 2025, the Company decided to change its reporting currency from Chinese Renminbi (“RMB”) to U.S. dollars (“US$”). This change was made as a result of the Company’s assessment that the change will help provide a clearer understanding of the Group’s financial performance to investors and improve comparability of the Group’s performance to peers, particularly due to the Group’s ongoing international expansion.
The change in the reporting currency is a voluntary change and is accounted for retrospectively. The comparative financial information presented has been translated into the new reporting currency as if the Group has always used US$ as the reporting currency. Translation gains and losses from the application of the US$ as the reporting currency are included as part of the cumulative foreign currency translation adjustment, which is reported as a component of shareholders’ deficit under accumulated other comprehensive loss.
(d)    Use of estimates
The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, the fair values of assets acquired and liabilities assumed and the consideration transferred in a business combination; expected credit losses for accounts receivable and amounts due from related parties; recoverability of contract cost assets included in other current assets and non-current assets; realizability of inventories; accrual for warranty obligations; useful lives and recoverability of property, equipment and intangible assets and operating lease right-of-use assets; impairment of goodwill; recoverability and fair value of long-term investments; fair values of share-based compensation awards; and incremental borrowing rates of the Group’s leases. Changes in facts and circumstances may result in these estimates to be revised. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.
(e)    Cash and restricted cash
Cash consists of cash at bank. Restricted cash represents cash that cannot be withdrawn without the permission of third parties. The Group’s restricted cash are bank deposits pledged for notes payable and restricted cash due to litigation.
(f)     Short-term investments
The Group’s short-term investments represent the Group’s fixed rate debt securities issued by financial institutions which are redeemable at the option of the Group on any working day or have the original maturities of less than twelve months. The Group’s short-term investments are classified as held-to-maturity based on the positive intent and ability to hold the securities to maturity. Income related to these securities is included in interest income in the consolidated statements of comprehensive loss.
(g)    Accounts receivable and current expected credit losses
Accounts receivable represent those receivables derived in the ordinary course of business when the Group has sold the products or provided services to its customers and when its right to consideration is unconditional (i.e., only the passage of time is required before payment is due). Accounts receivable are presented net of allowance for credit losses.
Expected credit losses include losses expected based on known credit issues with specific customers as well as a general expected credit loss allowance based on relevant information, including historical loss rates, current conditions, and reasonable economic forecasts that affect collectability. The Group updates allowance for credit losses on a quarterly basis with changes in the allowance recognized in the consolidated statements of comprehensive loss.
An allowance for credit losses is recorded into general and administrative expenses. Receivables which are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure related to its customers.
(h)    Notes receivable
Notes receivable are primarily bank acceptance notes issued by reputable financial institutions that entitle the Group to receive the full face value amount from the financial institutions at maturity, which is typically six months from the date of issuance. The Group accepts bank acceptance notes from customers for products sold or services performed in the ordinary course of business.
(i)    Inventories
Inventories consist of raw materials, work-in-process, and finished goods, are accounted for using the moving weighted average method and are valued at the lower of cost and net realizable value. Net realizable value is the estimated selling price of the inventory in the ordinary course of business less reasonably predictable costs of completion, disposal and transportation.
Cost of work-in-process and finished goods comprise primarily direct materials and manufacturing charges from outsourced factories or owned factories. The Group identifies potentially slow-moving and obsolete inventories through physical counts, monitoring of inventories on hand and specific identification. The Group records inventory write-downs for excess or obsolete inventories based upon assumptions on current and future demand forecasts. If the inventory on hand is in excess of future demand forecast, the excess amounts are written off. Write-downs to inventory are recorded in the cost of revenues to reduce the carrying amount of any obsolete and excess inventories to their estimated net realizable value.
(j)     Business combinations
The Group accounts for business combinations using the acquisition method, which requires the identification of the acquirer, the determination of the acquisition date and the allocation of the purchase price paid by the acquirer to the identifiable tangible and intangible assets acquired, the liabilities assumed, including any contingent consideration and any noncontrolling interest in the acquiree at their acquisition date fair values. Goodwill represents the excess of the purchase price over the fair value of net assets acquired, including the amount assigned to identifiable intangible assets. Identifiable intangible assets with finite lives are amortized over their expected useful lives. Acquisition-related costs are expensed in the periods in which the costs are incurred. The results of operations of acquired businesses are included in our consolidated financial statements from the acquisition date.
In a business combination achieved in stages, the Group remeasures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition date fair value and the remeasurement gain or loss, if any, is recognized in the consolidated statements of comprehensive loss.
(k)    Goodwill
At acquisition date, the Group allocates goodwill to the reporting unit based on how it expects the reporting unit to benefit from the business combination. The Group evaluates goodwill for impairment at least annually, or as circumstances warrant. Goodwill is evaluated at the reporting unit level by comparing the fair value of the reporting unit with its carrying amount including goodwill. An impairment of goodwill exists if the carrying amount of the reporting unit exceeds its fair value. The impairment loss is the amount by which the carrying amount exceeds the reporting unit’s fair value, limited to the total amount of goodwill allocated to that reporting unit. The Group did not incur impairment charges for goodwill in the years ended December 31, 2024 and 2025, and the group had no goodwill prior to 2024.
(l)    Long-term investments
Equity method investments
The Group applies the equity method to account for equity interests in investees over which the Group has significant influence but does not own a majority equity interest or controls the investee otherwise.
Under the equity method of accounting, the Group’s share of the investees’ results of operations is reported as (loss) gain from equity method investments in the consolidated statements of comprehensive loss. When the Group’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee, or the Group holds other investments in the investee.

Distributions received from an equity method investee are recognized as a reduction in the carrying amount of the investment. When such distributions reduce the carrying amount below zero, the Group accounts for the excess as a gain in (loss) gain from equity method investments in the consolidated statements of comprehensive loss, provided that (a) the distributions are not refundable by agreement or law, and (b) the Group is not liable for the investee’s obligations and is not committed or expected to provide financial support. The Group then suspends recognition of its share of subsequent investee income until the cumulative income equals the gain previously recognized. Otherwise, the excess distribution is recorded as a liability and the equity method continues to be applied.
The Group recognizes an impairment loss when there is a decline in value below the carrying value of the equity method investment that is considered to be other-than-temporary. The process of assessing and determining whether impairment on an investment is other-than-temporary requires a significant amount of judgment. To determine whether an impairment is other-than-temporary, management considers whether it has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value and any change in value subsequent to the period end.
Equity securities
Equity investments with readily determinable fair values are measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.
Debt securities
The Group accounts for debt securities as available-for-sale when they are not classified as either trading or held-to-maturity. Available-for-sale debt securities are recorded at fair value, with unrealized gains and losses, net of related tax effect, are excluded from earnings and are reported as a separate component of accumulated other comprehensive loss until realized.
We regularly review available-for-sale debt securities for impairment. If we do not intend to sell the investment or it is not more likely than not that we will be required to sell the investment before recovery of our amortized cost, we evaluate qualitative criteria, such as the financial health of and specific prospects for the issuer, to determine whether we do not expect to recover the amortized cost basis of the investment. We also evaluate quantitative criteria including determining whether there has been an adverse change in expected future cash flows. If we do not expect to recover the entire amortized cost basis of the investment, we consider the investment to contain an expected credit loss, and we record the difference between the investment’s amortized cost basis and its recoverable amount in earnings as an allowance for credit loss and the difference between the investment’s recoverable amount and fair value in other comprehensive income/(loss). If we intend to sell the investment or it is more likely than not we will be required to sell the investment before recovery of its amortized cost basis, the investment is considered impaired, and we recognize the entire difference between the investment’s amortized cost basis and its fair value in earnings.
(m)    Property and equipment
Property and equipment are carried at cost less accumulated depreciation and impairment, if any.
Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets as below:

Category	Estimated useful life
Machinery and electronic equipment	3 – 10 years
Transportation vehicles	4 years
Office and other equipment	5 years
Leasehold improvements	Shorter of the lease term and the estimated useful lives of the assets
Construction in progress represents property and equipment under construction. Construction in progress is transferred to property and equipment and depreciation commences when an asset is ready for its intended use.
Gains or losses arising from the disposal of an item of property and equipment are determined based on the difference between the net disposal proceeds and the carrying amount of the item and are recognized in profit or loss on the date of disposal.
(n)    Intangible assets
Intangible assets mainly include purchased intangible assets. Purchased intangible assets are initially recognized and measured at cost upon acquisition. Separately identifiable intangible assets that have determinable lives are amortized over their estimated useful lives on a straight-line method as follows. In determining the useful life of an intangible asset, the Group considers the factors such as the expected use of the asset by the Group, and any legal, regulatory, or contractual provisions that may limit the useful life:

Category	Estimated useful life
Software	3 – 10 years
Distribution and licensing rights	3 – 10 years
Patent	3 – 10 years
Trademarks	10 years
Developed technology	10 years
(o)    Impairment of long-lived assets
Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.
(p)    Product warranties
The Group provides product warranties on all applicable products based on the contracts with its customers at the time of sale of products. The Group accrues a warranty reserve for the products sold, which includes the best estimate of projected costs to settle indemnity for claims under warranties. Factors that affect the Group’s warranty obligation include product defect rates and costs of repair or replacement. These factors are estimates that may change based on new information that becomes available each period. The portion of the warranty reserve expected to be incurred within the next 12 months is included within accrued expense and other current liabilities while the remaining balance is included in provision on the consolidated balance sheets. Warranty cost is recorded as a component of cost of goods sold in the consolidated statements of comprehensive loss. The Group reevaluates the adequacy of the warranty accrual on a regular basis.
The Group recognizes the benefit from a recovery of the costs associated with the warranty when specifics of the recovery have been agreed with the Group’s suppliers and the amount of the recovery is virtually certain.
(q)    Value added taxes
The Group’s PRC subsidiaries are subject to value added tax (“VAT”) on its products and services, less any deductible VAT the Group has already paid or borne. They are also subject to surcharges on VAT payments in accordance with PRC law. VAT is not included in the revenue recognized for the Group. Revenue from sales of products and provision of services are generally subject to VAT at the rate of 6% to 13%, and subsequently paid to PRC tax authorities after netting input VAT on purchases.
The excess of output VAT over input VAT is reflected in accrued expenses and other current liabilities, and the excess of input VAT over output VAT is reflected in prepayments and other current assets in the consolidated balance sheets.
(r)    Commitments and contingencies
In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.
(s)    Fair value measurement
The Group measures certain assets and liabilities at fair value. Fair value is the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources while unobservable inputs reflect a reporting entity’s pricing based upon their own market assumptions.
The fair value hierarchy consists of the following three levels:
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 — Includes other inputs that are directly or indirectly observable in the marketplace.
Level 3 — Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.
(t)    Revenue recognition
The Group accounts for revenue in accordance with Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, the Group recognizes revenue upon the transfer of control of promised products or services to the Group’s customers, in the amount of consideration the Group expects to receive for those products or services (excluding VAT collected on behalf of government authorities).
The Group generates revenues from sales of goods, software license and services.
Sales of goods
Sales of goods include the following products:
a.Automotive computing platform, which Tier 1 automotive suppliers or the Original Equipment Manufacturers (“OEM”) purchase from the Group and assemble on cars with infotainment head unit or digital cockpit;
b.SoC core modules, where the Group sells standardized computing board, which integrates SoC with core integrated circuits and peripherals to Tier 1 automotive suppliers or the OEMs; and
c.Automotive merchandise and other products, which are primarily basic electronic components such as resistor, capacitor and circuit board sold to automotive suppliers.
The Group is mainly engaged by the related parties to manufacture and sell automotive computing platforms. The Group also generates revenue from the sales of SoC core modules, automotive merchandise and other products. Revenues are recognized when the automotive computing platform, SoC core modules, automotive merchandise or other products are accepted by the customers, which is the point in time that control of the product is transferred to the customers. The selling price, which is specified in the purchase orders, is fixed. The Group determines that it is the principal of the contract and recognizes revenue generated from sales of products on a gross basis as the Group has control of products before they are transferred to the customers. Unless a product was defective, the Group does not provide customers any right of product return.
Software license revenues
Software license revenues include revenues from sales of software stack, which incorporates the service software framework to connect the application layer to the operating system layer of the overall cockpit system.
The Group generates revenues from licensing its software to its customers, which are Tier 1 automotive suppliers, in two types of contracts. Customers may subscribe to term licenses or purchase perpetual licenses, which provide customer with the same functionality but for different duration.
For subscription to licenses, the Group licenses its software to its customers for a fixed period. The customers then indicate their acceptance upon receiving the software by providing a written notice. For perpetual licenses, the Group does not license customers for a specific period and it is accepted by customer with an acceptance notice.
The Group’s software licenses have significant standalone functionality which is not expected to substantively change during the license term. The nature of the software is functional and a right to use the Group’s intellectual property according to ASC 606. Revenues related to the fixed period software licenses, is fixed and are recognized at a point in time upon customers’ acceptance which is when the control is transferred to the customer. Revenues related to perpetual licenses are recognized when subsequent sale occurs using the sales-based royalties guidance under ASC606 as this type of software is invoiced based on the subsequent sale made by Tier 1 automotive suppliers to the OEMs after the software has been configured into Tier 1 supplier’s auto parts. The license does not have a renewal term. Post-contract customer support, which includes technical support and unspecified minor bug fixes, are provided to all customers. The post-contract customer support is not material and not accounted for as a distinct performance obligation.
Service revenues
The Group generates revenues by provision of the following services:
a.Automotive computing platform design and development service;
b.Connectivity service, which enables end-users of secure connected car service; and,
c.Other services, including technical consulting services provided to automotive companies. The performance obligations are satisfied, and revenues are recognized, at a point in time the customers accept the services, as the criteria for recognition of revenue over time are not met.
The Group provides design and development services on automotive computing platform for OEMs. The contracts for design and development services are separate from the contracts for manufacture of automotive computing platform because they are not entered into at or near the same time. The Group entered into a number of contracts with OEMs upon the commencement of design and development services on automotive computing platform. After the fulfillment of the design and development services, the Group delivers customized deliverables to the OEMs.
For such contracts, the Group recognizes revenue at a point in time because (1) the customer does not receive benefits until the delivery of deliverables; (2) the Company does not create or enhance assets which the customer controls as the assets are created or enhanced; and (3) the Group does not have any enforceable rights to payment for performance completed to date before the deliverables are accepted by the customers.
The connectivity service includes mobile data traffic and telematics services provider (“TSP”) maintenance service. The Group purchases mobile data traffic from its suppliers and maintains a mobile data pool to provide mobile data service pack to its related parties. In the meantime, the Group provides TSP maintenance service to its related parties with key duties to provide hosting of information, including personal data, as well as IT system support and troubleshooting.
The connectivity service commences upon activation of the mobile data service pack and remains effective with agreed standard connectivity speed (1) over the duration of ownership under the first registered owner of the automobiles or (2) over the shorter of (i) an agreed fixed period or (ii) the duration of ownership under the first registered owner. Therefore, the Group estimates the period when the mobile data service pack is activated and recognizes the connectivity service revenue over the estimated period on a straight-line basis.
The Group determines that it is the principal in providing such connectivity service, as it has control over the services, either providing the TSP maintenance service by itself or obtaining a right to and control the services provided by Zhejiang Huanfu (see Note 28), including negotiating arrangement details with customers, establishing prices for services, selecting data traffic suppliers and management of the data traffic pool to fulfil users’ needs, as well as being primarily responsible for fulfilling the promise, including issues that may arise during the provision of the services.
Contract liabilities
The timing of revenue recognition, billings and cash collections result in accounts receivable and contract liabilities. The Group’s contract liabilities consist of advance payments from clients and billings in excess of revenues recognized. The Group classifies contract liabilities as current or noncurrent based on the timing of when the Group expects to recognize the revenues.
Contract costs
Incremental costs of obtaining a contract with a customer is recognized as contract cost assets if the Group expects to recover those costs. Costs incurred to fulfill such contracts which are not in the scope of other guidance are recognized as contract cost assets when those costs:
•relate directly to the contracts that the Group can specifically identify;
•are expected to be recovered; and
•generate or enhance resources of the Group that will be used in satisfying performance obligations in the future.

The Group recognizes an impairment loss of contract cost assets in the statement of comprehensive loss to the extent that the carrying amount of the assets exceeds:
a.The amount of consideration that the Group expects to receive in the future and that the Group has received but not recognized as revenue, less
b.The costs that relate directly to providing those services and that have not been recognized as expenses.
(u)    Research and development expenses
Research and development expenses mainly consist of direct material cost, outsourced development expenses, payroll, share-based compensation related to research and development personnel, and expenses associated with the use of facilities and equipment by these functions, such as lease rental and depreciation. Research and development expenses are expensed as incurred.
(v)    Selling and marketing expenses
Selling and marketing expense mainly consists of payroll and share-based compensation related to the selling and marketing activities, advertising costs, rental, depreciation related to selling and marketing functions. Advertising costs are expensed as incurred. The advertising costs were US$2,491, US$4,253 and US$4,313 for the years ended December 31, 2023, 2024 and 2025, respectively.
(w)    Government grants
The Group’s PRC subsidiaries received cash subsidies from certain local governments, which consist of specific purpose grants and general-purpose subsidies. Specific purpose grants are government subsidies designated to be used for a specific purpose, such as for construction of factory buildings and production facilities. General purpose subsidies are government subsidies provided for general purpose use and are not contingent upon any further actions or performance of the Group and the amounts do not have to be refunded under any circumstances.
Government grants are recognized when there is reasonable assurance that the Group will comply with the conditions attached to it and the grants will be received. Grants that compensate the Group for expenses incurred are recognized as other non-operating (expenses) income, net in the Group’s consolidated statements of comprehensive loss on a systematic basis in the same periods in which the expenses are incurred. Grants that compensate the acquisition cost of an asset are recorded as a liability in the Group’s consolidated balance sheets and are recognized as other non-operating (expenses) income, net in the Group’s consolidated statements of comprehensive loss over the useful life of the asset.
(x)    Income tax
Current income taxes are provided on the basis of income before income taxes for financial reporting purposes and adjusted for income and expense items which are not taxable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.
Deferred income taxes are provided for using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of assets and liabilities in the financial statements and their respective tax bases, and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period that includes the enactment date.
A valuation allowance is provided to reduce the amount of deferred income tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred income tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of futures profitability, the duration of statutory carryforward periods, the Group’s operating history and tax credit carryforwards, if any, not expiring.
The Group applies a “more-likely-than-not” recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated financial statements if the tax position is “more-likely-than-not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more-likely-than-not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed. Adjustments, if required, are recorded in the Group’s consolidated financial statements in the period in which the change that necessitates the adjustments occur. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Group records interest and penalties related to unrecognized tax benefits (if any) in interest expense and general and administrative expenses, respectively.
(y)    Share-based compensation

The Group measures the cost of employee and non-employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period the employee and non-employee are required to provide service in exchange for the award, which generally is the vesting period. For graded vesting awards with only service condition, the Group recognizes compensation cost on a straight-line basis over the requisite service period, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date.

Awards granted to employees with performance conditions are measured at fair value on the grant date and are recognized as the compensation expenses over the performance period as the performance targets become probable to achieve. The Group adjusts the compensation cost based on the probability of achievement of the performance targets at the end of each reporting period. The rewards are earned upon attainment of identified performance targets. Awards granted to employees with market conditions are measured at fair value on the grant date and are recognized as the compensation expenses over the estimated requisite service period, regardless of whether the market condition has been satisfied if the requisite service period is fulfilled.
The Group elects to recognize the effect of forfeitures in compensation costs when they occur. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.
(z)    Employee benefits

The Group compensates its employees through short-term employee benefits and defined contribution plans. Short-term employee benefits consist of salaries, social benefit costs, paid annual leave, and bonuses that are expected to be settled within twelve months of the reporting period in which services are rendered. Short-term employee benefits are recognized at the undiscounted amounts expected to be paid when the liabilities are settled and presented within accrued expenses and other current liabilities in the consolidated balance sheets.

For defined contribution plans, premiums are paid monthly to a separate legal entity or the local labor bureau that manages pension plans on behalf of various employers. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the accompanying consolidated statements of comprehensive loss amounted to US$33,968, US$33,465 and US$27,634 for the years ended December 31, 2023, 2024 and 2025, respectively.
(aa)    Leases
The Group leases premises for offices under non-cancellable operating leases. There are no capital improvement funding, lease concessions, escalated rent provisions or contingent rent in the lease agreements. The Group has no legal or contractual asset retirement obligations at the end of the lease term.
Right-of-use assets and lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease term. As the rate implicit in the lease cannot be readily determined, the Group uses different incremental borrowing rates for subsidiaries in different countries at the lease commencement date in determining the present value of lease payments. The incremental borrowing rates were determined based on the rates of interest that each subsidiary would be expected to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term.
The Group has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less and recognizes a single lease cost on a straight-line basis over the lease term.
(bb)    Foreign currency
The Group uses US$ as its reporting currency. Functional currency of the entities consolidated within the Group is the currency of the primary economic environment in which the entity operates. Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in a foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulted exchange differences are recorded as foreign currency exchange gains (losses), net in the consolidated statements of comprehensive loss.
The assets and liabilities of the Company’s foreign subsidiaries whose functional currency is not US$ are translated into US$ from functional currencies at the current exchange rates while revenues and expenses are translated from functional currencies at average exchange rates. Equity accounts other than earnings (deficits) generated in the current period are translated into at the appropriate historical rates. The resulting foreign currency translation adjustments are recorded as a component of other comprehensive income (loss) in the consolidated statements of comprehensive loss, and the accumulated foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income (loss) in the consolidated statements of changes in shareholders’ deficit.
(cc)    Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the periods presented using the two-class method. Under the two-class method, any net income is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic earnings per share as of the date that all necessary conditions have been satisfied.
Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of shares issuable upon the conversion of convertible notes, using the if-converted method, and ordinary shares issuable upon the exercise of warrants, options and unvested RSUs and PSUs (as described in Note 20) using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.
(dd)     Statutory reserves
In accordance with the PRC Company Law, the paid-in capitals of the PRC subsidiaries are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except in the event of a liquidation.
In addition, in accordance with the PRC Company Law, the Group’s PRC subsidiaries must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits after offsetting any prior year losses as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.
The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except in the event of a liquidation.
No appropriation to statutory surplus fund was made during the years ended December 31, 2023, 2024 and 2025. The balance of the statutory surplus was nil as of December 31, 2024 and 2025.
No appropriation to the discretionary surplus fund was made by the Group’s PRC subsidiaries.
(ee) Recently adopted accounting pronouncements
The Group adopted Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, on a prospective basis. The amendments require disclosure of specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. This standard also requires further disaggregation of income taxes paid by federal, state, and foreign taxes, and by individual jurisdictions exceeding a specific threshold. Refer to Note 23 for further information.
The Group adopted ASU 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures (Topic 280) on January 1, 2024 which requires public entities to disclose (1) significant segment expenses by reportable segment if they are regularly provided to the Chief Operating Decision Maker (CODM) and included in each reported measure of segment profit or loss, (2) other segment items by reportable segment, (3) more than one measure of segment profit or loss used by the CODM, provided that at least one of the reported measures includes the segment profit or loss measure that is most consistent with GAAP measurement principles, (4) CODM’s title and position on both an annual and an interim basis. The Group adopted this ASU from January 1, 2024 (see Note 29).
The Group adopted ASU 2016-13, Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, and subsequent amendments to the initial guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11 and ASU 2020-02 (collectively referred to as ASC 326) on January 1, 2023 using the modified retrospective approach. ASC 326 requires the measurement and recognition of expected credit losses using the current expected credit loss model for financial assets held at amortized cost, which includes the Group’s accounts receivable, notes receivable, amounts due from related parties and other financial assets. It replaces the existing incurred loss impairment model with an expected loss methodology. The recorded credit losses are adjusted each period for changes in expected lifetime credit losses. On adoption of ASC 326, there is no change to accumulated deficit as of January 1, 2023.
(ff)    New accounting pronouncements
In November 2024, the FASB issued ASU 2024-03, Income Statement —Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The standard is intended to improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. This update is effective for the Group from January 1, 2027. The Group is in the process determining the impact of the adoption of the update on its consolidated financial statements.
In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326). This ASU amends ASC 326-20 to provide a practical expedient (for all entities) and an accounting policy election (for all entities, other than public business entities, that elect the practical expedient) related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. This update is effective for the Group from January 1, 2026. The Group does not expect a material impact on its consolidated financial statements on adoption of this update.
In September 2025, the FASB issued ASU 2025-06 Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40). This update introduces targeted improvements to the recognition and capitalization guidance for internal-use software costs. The update eliminates the prior “project stage” framework and instead requires capitalization of software development costs when (i) management has authorized and committed to funding the software project, and (ii) it is probable that the project will be completed and the software will be used to perform its intended function. In assessing the probability threshold, entities are required to evaluate whether significant development uncertainty exists, including whether the software contains novel or unproven functionality or whether significant performance requirements have not been identified or continue to be substantially revised. The update is effective for the Group beginning January 1, 2028, with early adoption permitted. Transition may be applied prospectively, retrospectively, or under a modified approach. The Group is in the process determining the impact of the adoption of the update on its consolidated financial statements.
In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832). This update establishes guidance on the recognition, measurement, and presentation of government grants received by business entities. The new guidance leverages the principles in the accounting framework for government assistance in IFRS, specifically IAS 20, Accounting for Government Grants and Disclosure of Government Assistance; makes certain targeted improvements; and modifies certain of the existing disclosure requirements in ASC 832, Government Assistance. The new guidance is effective for public business entities in annual periods beginning after December 15, 2028 (including interim periods within) and one year later for all other entities, with early adoption permitted in any period for which financial statements have not yet been issued. The guidance can be applied on a modified prospective basis, a modified retrospective basis, or a full retrospective basis. The Group is in the process determining the impact of the adoption of the update on its consolidated financial statements.